Vanguard® U.S. Multifactor ETF
Schedule of Investments (unaudited)
As of August 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (4.8%)
	Dow Inc.	10,273	646
	Freeport-McMoRan Inc.	15,767	574
	Reliance Steel & Aluminum Co.	2,456	368
	Olin Corp.	6,556	327
	UFP Industries Inc.	3,831	288
	Southern Copper Corp.	4,184	262
	Boise Cascade Co.	4,406	255
	International Paper Co.	4,143	249
	Nucor Corp.	1,746	205
	Schnitzer Steel Industries Inc. Class A	4,055	192
	Steel Dynamics Inc.	2,825	191
	Celanese Corp. Class A	1,190	189
*	AdvanSix Inc.	3,926	143
	Timken Co.	1,840	135
	CF Industries Holdings Inc.	2,358	107
	Olympic Steel Inc.	3,895	106
	Commercial Metals Co.	2,443	80
	Stepan Co.	631	74
	Materion Corp.	917	67
	LyondellBasell Industries NV Class A	644	65
	Fastenal Co.	1,076	60
	Mosaic Co.	1,854	60
	Chemours Co.	1,689	56
	Cabot Corp.	908	48
	U.S. Steel Corp.	1,764	47
	Valvoline Inc.	1,053	32
	Worthington Industries Inc.	551	32
	GrafTech International Ltd.	2,069	23
			4,881
Consumer Discretionary (23.0%)
	Target Corp.	3,898	963
	eBay Inc.	8,591	659
	Lowe's Cos. Inc.	3,057	623
	Dick's Sporting Goods Inc.	4,418	622
*	O'Reilly Automotive Inc.	923	548
	Bath & Body Works Inc.	7,803	526
*	General Motors Co.	10,012	491
*	AutoNation Inc.	4,199	458
*	Ford Motor Co.	34,054	444
	Hibbett Inc.	4,349	416
	Travel + Leisure Co.	7,392	405
	Williams-Sonoma Inc.	1,980	370

		Shares	Market Value ($000)
	Dillard's Inc. Class A	1,888	360
	Rent-A-Center Inc.	5,390	340
*	Macy's Inc.	12,935	290
*	Citi Trends Inc.	3,210	276
	Estee Lauder Cos. Inc. Class A	807	275
	Foot Locker Inc.	4,743	269
	H&R Block Inc.	10,436	268
	Movado Group Inc.	7,137	258
	Signet Jewelers Ltd.	3,262	258
	Qurate Retail Inc. Series A	22,552	249
	Whirlpool Corp.	1,106	245
*	Etsy Inc.	1,115	241
	Haverty Furniture Cos. Inc.	6,639	237
	Lennar Corp. Class A	2,193	235
*	Liquidity Services Inc.	9,521	232
	Fox Corp. Class A	6,110	229
	Hanesbrands Inc.	12,094	226
*	Deckers Outdoor Corp.	536	224
*	Abercrombie & Fitch Co. Class A	6,195	221
	Interpublic Group of Cos. Inc.	5,662	211
*	International Game Technology plc	9,667	208
	Nielsen Holdings plc	9,449	203
	American Eagle Outfitters Inc.	6,610	202
*	Crocs Inc.	1,398	200
	Lithia Motors Inc. Class A	601	199
*	Tenneco Inc. Class A	12,251	191
*	Turtle Beach Corp.	6,663	189
*	Vera Bradley Inc.	16,503	189
*	MarineMax Inc.	3,796	185
*	Lululemon Athletica Inc.	453	181
*	Sleep Number Corp.	1,903	176
	Nexstar Media Group Inc. Class A	1,147	172
	Garmin Ltd.	985	172
	Newell Brands Inc.	6,680	170
	Group 1 Automotive Inc.	1,011	167
	Kohl's Corp.	2,873	165
*	BJ's Wholesale Club Holdings Inc.	2,904	164
	Buckle Inc.	4,154	161
	PulteGroup Inc.	2,974	160
*	AMC Networks Inc. Class A	3,359	160
*	PVH Corp.	1,504	158
*	Funko Inc. Class A	7,853	157
*	Helen of Troy Ltd.	655	157
	Best Buy Co. Inc.	1,289	150
	Sonic Automotive Inc. Class A	2,970	150
*	Duluth Holdings Inc. Class B	9,589	149
	Gentex Corp.	4,851	149
*	ODP Corp.	3,138	148
	Shoe Carnival Inc.	3,830	147
*	Conn's Inc.	5,895	145
	Activision Blizzard Inc.	1,751	144
	Lear Corp.	884	141
*	Gentherm Inc.	1,622	139
	Polaris Inc.	1,164	139
	Tilly's Inc. Class A	8,921	139
*	Lands' End Inc.	4,011	136
*	XPEL Inc.	1,784	136
	Big Lots Inc.	2,783	135

		Shares	Market Value ($000)
*	NVR Inc.	26	135
	Century Communities Inc.	1,914	134
*	RH	191	134
	ViacomCBS Inc. Class B	3,181	132
	Johnson Outdoors Inc. Class A	1,139	131
*	Malibu Boats Inc. Class A	1,801	129
*	Tapestry Inc.	3,157	127
	ViacomCBS Inc. Class A	2,682	123
*	GoPro Inc. Class A	11,609	116
*	1-800-Flowers.com Inc. Class A	3,576	114
	Dana Inc.	4,754	111
	Ethan Allen Interiors Inc.	4,521	109
*	Asbury Automotive Group Inc.	579	108
	Kontoor Brands Inc.	2,010	108
	News Corp. Class B	4,900	108
	Costco Wholesale Corp.	233	106
*	Central Garden & Pet Co. Class A	2,518	105
*	Take-Two Interactive Software Inc.	652	105
*	Clean Energy Fuels Corp.	13,136	104
*	Zumiez Inc.	2,583	104
	HNI Corp.	2,684	102
*	Master Craft Boat Holdings Inc.	3,978	99
	Rocky Brands Inc.	1,992	99
	La-Z-Boy Inc.	2,778	97
*	YETI Holdings Inc.	976	97
*	Revolve Group Inc.	1,653	95
	Penske Automotive Group Inc.	1,051	94
	Acushnet Holdings Corp.	1,854	93
	Matthews International Corp. Class A	2,448	91
	Tractor Supply Co.	463	90
	Walmart Inc.	587	87
	NIKE Inc. Class B	514	85
*	LKQ Corp.	1,603	84
	Rush Enterprises Inc. Class A	1,894	83
	News Corp. Class A	3,660	82
	Herman Miller Inc.	1,939	81
	Toll Brothers Inc.	1,263	81
*	Meritage Homes Corp.	721	80
	Cato Corp. Class A	4,584	79
*	Lazydays Holdings Inc.	3,157	78
*	Beazer Homes USA Inc.	4,105	77
	Thor Industries Inc.	656	74
*	Universal Electronics Inc.	1,446	73
	Advance Auto Parts Inc.	342	69
*	Callaway Golf Co.	2,252	63
*	Copart Inc.	420	61
	Gap Inc.	2,270	61
*	Under Armour Inc. Class C	2,939	59
*	Tri Pointe Homes Inc.	2,423	58
*	VOXX International Corp. Class A	5,197	54
*	PROG Holdings Inc.	1,109	52
	PriceSmart Inc.	609	51
*	Sally Beauty Holdings Inc.	2,694	50
*	Skechers USA Inc. Class A	969	49
*	Goodyear Tire & Rubber Co.	2,975	47
*	Boot Barn Holdings Inc.	511	46
*	iRobot Corp.	562	46
*	Skyline Champion Corp.	702	44

		Shares	Market Value ($000)
	Genuine Parts Co.	342	42
*	American Axle & Manufacturing Holdings Inc.	4,580	41
	Ralph Lauren Corp. Class A	351	41
	Murphy USA Inc.	257	40
	Oxford Industries Inc.	438	40
*	Cars.com Inc.	2,942	37
	Global Industrial Co.	912	35
	BorgWarner Inc. (XNYS)	618	26
*	Mattel Inc.	1,169	25
	Steven Madden Ltd.	575	23
			23,406
Consumer Staples (4.5%)
	Philip Morris International Inc.	9,132	941
	Kroger Co.	10,204	470
	Altria Group Inc.	8,942	449
	Ingles Markets Inc. Class A	4,105	279
	CVS Health Corp.	3,209	277
	Walgreens Boots Alliance Inc.	4,342	220
*	Monster Beverage Corp.	2,054	200
	McKesson Corp.	892	182
	Albertsons Cos. Inc. Class A	5,384	164
*	Darling Ingredients Inc.	2,099	156
	J M Smucker Co.	1,221	151
	AmerisourceBergen Corp. Class A	1,105	135
	Kraft Heinz Co.	3,664	132
	Lancaster Colony Corp.	642	114
*	BellRing Brands Inc. Class A	2,491	84
*	Hain Celestial Group Inc.	2,112	79
*	Boston Beer Co. Inc. Class A	134	76
	SpartanNash Co.	3,492	75
	Casey's General Stores Inc.	360	74
	Corteva Inc.	1,678	74
	Edgewell Personal Care Co.	1,688	71
*	PLBY Group Inc.	2,667	66
	Ingredion Inc.	699	61
	Weis Markets Inc.	788	45
	Medifast Inc.	126	29
	Molson Coors Beverage Co. Class B	501	24
			4,628
Energy (5.2%)
	Exxon Mobil Corp.	11,692	637
	EOG Resources Inc.	6,988	472
	Marathon Oil Corp.	27,230	320
	Northern Oil and Gas Inc.	17,999	299
	Bonanza Creek Energy Inc.	6,325	246
*	CONSOL Energy Inc.	10,749	245
*	W&T Offshore Inc.	71,629	234
	PDC Energy Inc.	5,008	209
	SunCoke Energy Inc.	29,470	205
	ConocoPhillips	3,531	196
	Antero Midstream Corp.	19,230	185
	Targa Resources Corp.	3,751	165
*	Range Resources Corp.	10,941	160
*	Centrus Energy Corp. Class A	5,178	150
*	EQT Corp.	8,122	149
*	National Energy Services Reunited Corp.	12,247	139
	Ovintiv Inc.	5,020	137

		Shares	Market Value ($000)
	Continental Resources Inc.	3,435	135
*	Antero Resources Corp.	9,326	128
	Texas Pacific Land Corp.	94	128
*	Renewable Energy Group Inc.	2,470	120
	Magnolia Oil & Gas Corp. Class A	6,656	104
	Occidental Petroleum Corp.	3,697	95
	Patterson-UTI Energy Inc.	12,167	94
*	Southwestern Energy Co.	18,200	83
*	Talos Energy Inc.	6,384	79
	Diamondback Energy Inc.	700	54
*	FTS International Inc. Class A	2,247	50
*	RPC Inc.	12,659	48
	Murphy Oil Corp.	1,614	34
*	CNX Resources Corp.	2,585	29
			5,329
Financials (23.5%)
	JPMorgan Chase & Co.	6,603	1,056
	Goldman Sachs Group Inc.	2,526	1,045
*	Berkshire Hathaway Inc. Class B	3,425	979
	MetLife Inc.	15,062	934
	Bank of America Corp.	19,337	807
	T Rowe Price Group Inc.	3,581	802
	U.S. Bancorp	12,845	737
	SLM Corp.	25,981	487
	Affiliated Managers Group Inc.	2,817	479
	Allstate Corp.	3,473	470
	Bank of New York Mellon Corp.	8,108	448
	Aon plc Class A	1,418	407
	First BanCorp. (XNYS)	31,527	401
	Jefferies Financial Group Inc.	10,602	392
	Popular Inc.	5,101	387
	Ameriprise Financial Inc.	1,387	379
	First Commonwealth Financial Corp.	25,050	339
	Citigroup Inc.	4,516	325
	Virtus Investment Partners Inc.	1,009	316
	Associated Banc-Corp.	14,988	309
	BlackRock Inc.	326	308
	Harborone Bancorp Inc.	21,630	306
	Citizens Financial Group Inc.	6,610	289
	FNB Corp.	24,427	285
	HCI Group Inc.	2,540	284
	Old Republic International Corp.	10,842	282
	First Citizens BancShares Inc. Class A	311	279
	S&P Global Inc.	614	273
	Simmons First National Corp. Class A	9,399	273
	Comerica Inc.	3,672	271
	Aflac Inc.	4,766	270
	Nelnet Inc. Class A	3,123	253
	East West Bancorp Inc.	3,419	251
	CNO Financial Group Inc.	10,181	249
	BOK Financial Corp.	2,821	248
	Stifel Financial Corp.	3,576	247
	B Riley Financial Inc.	3,742	245
	HomeStreet Inc.	5,988	245
	Wells Fargo & Co.	5,357	245
	Hilltop Holdings Inc.	6,995	234
	Hanmi Financial Corp.	11,073	214
	Bank of NT Butterfield & Son Ltd.	6,431	214

		Shares	Market Value ($000)
	Moody's Corp.	558	212
	BankUnited Inc.	4,828	203
	Western Alliance Bancorp	2,051	200
	Invesco Ltd.	7,796	197
	Eagle Bancorp Inc.	3,243	187
	PNC Financial Services Group Inc.	946	181
	Truist Financial Corp.	3,149	180
	Lazard Ltd. Class A	3,736	177
*	Enstar Group Ltd.	757	175
	First BanCorp.	4,176	174
	First Financial Bancorp	7,395	174
	Hope Bancorp Inc.	12,426	171
	Primerica Inc.	1,110	170
	Voya Financial Inc.	2,513	163
	WSFS Financial Corp.	3,567	162
	Evercore Inc. Class A	1,154	161
	Cincinnati Financial Corp.	1,195	147
	Zions Bancorp NA	2,504	145
	Fulton Financial Corp.	7,952	126
	Stewart Information Services Corp.	1,831	115
	Home BancShares Inc.	5,106	113
	Great Western Bancorp Inc.	3,555	110
	OceanFirst Financial Corp.	5,156	110
	Preferred Bank	1,721	110
	UMB Financial Corp.	1,198	110
	Oppenheimer Holdings Inc. Class A	2,255	105
	Mercury General Corp.	1,738	104
	ServisFirst Bancshares Inc.	1,385	102
	First Interstate BancSystem Inc. Class A	2,225	98
	Equitable Holdings Inc.	3,160	98
	Ameris Bancorp	1,954	96
	Park National Corp.	810	95
	Raymond James Financial Inc.	680	95
	Employers Holdings Inc.	2,275	94
*	SVB Financial Group	166	93
	Federal Agricultural Mortgage Corp. Class C	926	91
	Morgan Stanley	862	90
	TriCo Bancshares	2,243	89
	Commerce Bancshares Inc.	1,233	87
	OFG Bancorp	3,238	77
	Sandy Spring Bancorp Inc.	1,731	75
	Cohen & Steers Inc.	805	71
	Washington Trust Bancorp Inc.	1,326	71
	PacWest Bancorp	1,545	66
	Blackstone Inc.	510	64
	Banner Corp.	1,109	63
	Bank OZK	1,437	61
	Franklin Resources Inc.	1,822	59
	Allegiance Bancshares Inc.	1,534	57
	State Street Corp.	593	55
	Globe Life Inc.	534	51
	Virtu Financial Inc. Class A	2,010	49
	WesBanco Inc.	1,411	48
	Artisan Partners Asset Management Inc. Class A	881	46
*	Credit Acceptance Corp.	75	43
	KeyCorp.	2,076	42
	Hanover Insurance Group Inc.	247	35
	Kearny Financial Corp.	2,766	35

		Shares	Market Value ($000)
	Umpqua Holdings Corp.	1,745	34
	Walker & Dunlop Inc.	306	34
	TrustCo Bank Corp. NY	1,041	33
	Chubb Ltd.	164	30
	1st Source Corp.	627	29
	City Holding Co.	336	26
	Morningstar Inc.	93	25
	Assured Guaranty Ltd.	446	22
	Lakeland Financial Corp.	319	21
	Towne Bank	699	21
	Janus Henderson Group plc	465	20
			23,937
Health Care (8.7%)
*	Moderna Inc.	2,572	969
	HCA Healthcare Inc.	2,982	754
	Anthem Inc.	1,815	681
*	Biogen Inc.	1,773	601
	Pfizer Inc.	12,032	554
	AbbVie Inc.	4,433	535
	Eli Lilly & Co.	1,720	444
*	Align Technology Inc.	591	419
	UnitedHealth Group Inc.	621	259
*	United Therapeutics Corp.	1,137	244
*	Tenet Healthcare Corp.	3,042	229
	Johnson & Johnson	1,234	214
*	Medpace Holdings Inc.	1,157	211
*	Laboratory Corp. of America Holdings	627	190
*	Quidel Corp.	1,193	154
	West Pharmaceutical Services Inc.	340	154
*	AngioDynamics Inc.	5,236	148
*	Molina Healthcare Inc.	528	142
*	DaVita Inc.	1,023	134
*	ModivCare Inc.	681	134
*	Masimo Corp.	479	130
*	Corcept Therapeutics Inc.	5,998	128
	Gilead Sciences Inc.	1,734	126
	Agilent Technologies Inc.	643	113
*	Vanda Pharmaceuticals Inc.	6,574	110
	Bristol-Myers Squibb Co.	1,498	100
	Patterson Cos. Inc.	3,258	100
	Cigna Corp.	465	98
	Cardinal Health Inc.	1,818	96
*	Catalyst Pharmaceuticals Inc.	16,308	90
*	STAAR Surgical Co.	572	88
*	Computer Programs and Systems Inc.	2,391	85
*	Jazz Pharmaceuticals plc	613	81
*,1	Retractable Technologies Inc.	6,310	81
*	Joint Corp.	510	52
	Quest Diagnostics Inc.	312	48
	LeMaitre Vascular Inc.	747	42
*	Amneal Pharmaceuticals Inc.	7,082	40
*	Meridian Bioscience Inc.	1,928	39
*	Avid Bioservices Inc.	1,485	36
*	Organogenesis Holdings Inc. Class A	1,942	33
	Healthcare Services Group Inc.	881	23
			8,909

		Shares	Market Value ($000)
Industrials (17.8%)
	Johnson Controls International plc	7,560	565
	American Express Co.	3,080	511
	3M Co.	2,570	500
	FedEx Corp.	1,401	372
	Trane Technologies plc	1,760	349
	Cummins Inc.	1,442	340
	Eaton Corp. plc	1,771	298
	Old Dominion Freight Line Inc.	946	273
*	Zebra Technologies Corp. Class A	450	264
	Accenture plc Class A	784	264
	AGCO Corp.	1,864	257
	Automatic Data Processing Inc.	1,204	252
*	TopBuild Corp.	1,110	243
	Deere & Co.	637	241
*	Generac Holdings Inc.	543	237
	Simpson Manufacturing Co. Inc.	2,070	234
	Crown Holdings Inc.	1,977	217
	L3Harris Technologies Inc.	918	214
	Kforce Inc.	3,625	212
	Fortune Brands Home & Security Inc.	2,161	210
	Matson Inc.	2,638	209
	Heidrick & Struggles International Inc.	4,789	207
*	United Rentals Inc.	588	207
	Emerson Electric Co.	1,930	204
*	Modine Manufacturing Co.	16,192	201
	Ryder System Inc.	2,497	198
	Werner Enterprises Inc.	4,189	198
	Eagle Materials Inc.	1,250	196
*	Saia Inc.	815	196
	Northrop Grumman Corp.	517	190
*	Trex Co. Inc.	1,712	188
	Snap-on Inc.	830	187
	Caterpillar Inc.	883	186
	Dover Corp.	1,065	186
	Brunswick Corp.	1,913	185
	ManpowerGroup Inc.	1,487	181
	EMCOR Group Inc.	1,481	180
	Regal Beloit Corp.	1,143	171
	Illinois Tool Works Inc.	729	170
	CSW Industrials Inc.	1,256	167
	Louisiana-Pacific Corp.	2,615	166
*	Mohawk Industries Inc.	834	165
*	Textainer Group Holdings Ltd.	4,907	163
	Genco Shipping & Trading Ltd.	8,295	162
*	Great Lakes Dredge & Dock Corp.	10,521	159
	ITT Inc.	1,641	157
	Pentair plc	1,874	145
*	TriNet Group Inc.	1,536	141
	Watts Water Technologies Inc. Class A	789	135
	Westrock Co.	2,602	135
*	MYR Group Inc.	1,291	134
	Owens Corning	1,403	134
	Acuity Brands Inc.	713	132
	Rexnord Corp.	2,149	131
	Encore Wire Corp.	1,528	130
	Quanex Building Products Corp.	5,478	129
	Greenbrier Cos. Inc.	2,847	126

		Shares	Market Value ($000)
	United Parcel Service Inc. Class B	643	126
*	Hub Group Inc. Class A	1,734	122
*	Keysight Technologies Inc.	679	122
	Myers Industries Inc.	5,331	122
	Argan Inc.	2,585	120
*,2	API Group Corp.	5,075	118
	General Dynamics Corp.	585	117
	Quanta Services Inc.	1,116	114
*	Safe Bulkers Inc.	28,156	114
	Oshkosh Corp.	985	113
	Sherwin-Williams Co.	363	110
*	FTI Consulting Inc.	772	108
*	Titan Machinery Inc.	3,755	108
*	Teekay Corp.	35,598	108
	Franklin Electric Co. Inc.	1,262	107
	Landstar System Inc.	634	107
	Shyft Group Inc.	2,427	107
	Hubbell Inc. Class B	497	102
*	TrueBlue Inc.	3,684	101
	MSC Industrial Direct Co. Inc. Class A	1,193	100
	JB Hunt Transport Services Inc.	552	98
*	Construction Partners Inc. Class A	2,884	97
*	Berry Global Group Inc.	1,433	96
	Costamare Inc.	6,680	96
	Crane Co.	937	95
	CRA International Inc.	1,012	94
	Robert Half International Inc.	909	94
	Deluxe Corp.	2,347	90
	Resources Connection Inc.	5,652	89
	Kadant Inc.	421	88
	ArcBest Corp.	1,308	87
	Watsco Inc.	312	87
	Triton International Ltd.	1,587	87
	Kelly Services Inc. Class A	4,303	84
	WW Grainger Inc.	191	83
*	Atlas Air Worldwide Holdings Inc.	1,117	82
*	Cross Country Healthcare Inc.	3,790	82
	Federal Signal Corp.	2,002	81
	Badger Meter Inc.	746	80
	EVERTEC Inc.	1,604	74
*	Masonite International Corp.	616	74
	Schneider National Inc. Class B	3,225	73
	MKS Instruments Inc.	460	68
	MSA Safety Inc.	415	68
*	Sterling Construction Co. Inc.	2,947	68
	Advanced Drainage Systems Inc.	585	67
	REV Group Inc.	4,150	67
*	Blue Bird Corp.	2,841	61
*	Beacon Roofing Supply Inc.	1,136	58
	Columbus McKinnon Corp.	1,264	58
*	Gibraltar Industries Inc.	778	58
	Marten Transport Ltd.	3,506	55
*	Atkore Inc.	559	52
	Primoris Services Corp.	2,005	52
	Apogee Enterprises Inc.	1,181	51
*	MasTec Inc.	551	50
	Knight-Swift Transportation Holdings Inc.	948	49
*	XPO Logistics Inc.	560	49

		Shares	Market Value ($000)
	McGrath RentCorp.	692	48
	ABM Industries Inc.	976	48
	Standex International Corp.	461	46
*	Vectrus Inc.	919	46
*	WESCO International Inc.	391	46
*	Covenant Logistics Group Inc. Class A	1,808	44
	Granite Construction Inc.	1,071	43
	Astec Industries Inc.	639	39
	Scorpio Tankers Inc.	2,383	39
	Exponent Inc.	314	37
	Packaging Corp. of America	214	32
	Comfort Systems USA Inc.	387	29
*	Vicor Corp.	227	28
	ADT Inc.	3,257	28
	Hillenbrand Inc.	582	27
	SPX FLOW Inc.	337	27
	Maximus Inc.	291	25
	UniFirst Corp.	104	24
	Valmont Industries Inc.	88	22
	Insteel Industries Inc.	571	21
	Installed Building Products Inc.	165	20
			18,111
Real Estate (0.1%)
*	CBRE Group Inc. Class A	683	66
*	Jones Lang LaSalle Inc.	121	29
	St. Joe Co.	488	23
			118
Technology (10.9%)
*	Alphabet Inc. Class C	308	896
	Applied Materials Inc.	6,052	818
	Intel Corp.	8,787	475
	SYNNEX Corp.	3,575	454
*	Micron Technology Inc.	5,733	423
	KLA Corp.	1,191	405
*	Alphabet Inc. Class A	130	376
	International Business Machines Corp.	2,643	371
	Lam Research Corp.	579	350
	Apple Inc.	1,872	284
	Texas Instruments Inc.	1,490	284
	Jabil Inc.	4,461	276
	NVIDIA Corp.	1,172	262
*	Diodes Inc.	2,622	254
*	Synaptics Inc.	1,324	251
	Broadcom Inc.	489	243
	Teradyne Inc.	1,716	208
*	Facebook Inc. Class A	520	197
*	Arrow Electronics Inc.	1,594	193
*	J2 Global Inc.	1,395	192
	Shutterstock Inc.	1,645	190
	Microsoft Corp.	584	176
*	Qorvo Inc.	917	172
*	Dell Technologies Inc. Class C	1,663	162
	NetApp Inc.	1,769	157
*	Lattice Semiconductor Corp.	2,449	152
*	TechTarget Inc.	1,709	145
	Skyworks Solutions Inc.	749	137
	Cognizant Technology Solutions Corp. Class A	1,716	131

		Shares	Market Value ($000)
*	Avid Technology Inc.	4,830	125
	Vishay Intertechnology Inc.	5,573	122
*	Allscripts Healthcare Solutions Inc.	7,363	113
*	Gartner Inc.	358	111
*	Photronics Inc.	6,808	103
*	FormFactor Inc.	2,541	99
*	Perficient Inc.	827	99
*	Fortinet Inc.	304	96
*	EMCORE Corp.	12,659	95
*	ePlus Inc.	831	90
*	Mitek Systems Inc.	3,936	88
	Kulicke & Soffa Industries Inc.	1,229	86
*	Agilysys Inc.	1,457	83
	Oracle Corp.	900	80
	HP Inc.	2,564	76
*	Western Digital Corp.	1,132	72
*	Sanmina Corp.	1,804	71
*	F5 Networks Inc.	342	70
*	Rimini Street Inc.	7,345	70
*	II-VI Inc.	1,109	70
*	Fabrinet	672	69
	NXP Semiconductors NV	303	65
	Xperi Holding Corp.	2,881	62
*	Plexus Corp.	624	57
*	Dropbox Inc. Class A	1,281	41
*	IAC/Inter Active Corp.	258	34
*	NCR Corp.	782	33
	Avnet Inc.	755	31
	Hewlett Packard Enterprise Co.	1,999	31
*	Onto Innovation Inc.	386	29
	Vertiv Holdings Co. Class A	1,033	29
	Amkor Technology Inc.	1,007	28
*	Cadence Design Systems Inc.	173	28
	CDW Corp.	130	26
*	Manhattan Associates Inc.	154	25
*	CommVault Systems Inc.	262	21
			11,062
Telecommunications (1.3%)
	Cisco Systems Inc.	7,419	438
	Lumen Technologies Inc.	28,384	349
*	WideOpenWest Inc.	11,384	242
*	NETGEAR Inc.	2,971	106
*	Charter Communications Inc. Class A	112	91
*	Calix Inc.	1,733	81
			1,307
Total Common Stocks (Cost $77,736)			101,688

		Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 0.068% (Cost $238)	2,380	238
Total Investments (100.0%) (Cost $77,974)			101,926
Other Assets and Liabilities—Net (0.0%)			26
Net Assets (100%)			101,952
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $76,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2021, the aggregate value was $118,000, representing 0.1% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $77,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	September 2021	11	249	18
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.